Equity - Share options, rollforward (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Options Outstanding (in shares) | shares	4,116,149	5,133,461
Options granted (in shares) | shares	1,834,919	1,317,521
Options exercised (in shares) | shares	(1,693,466)	(2,234,997)
Options forfeited (in shares) | shares	(107,963)	(94,336)
Options expired (in shares) | shares	0	(5,500)
Options Outstanding (in shares) | shares	4,149,639	4,116,149
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 2.92	$ 2.45
Weighted average exercise price of options granted (in usd per share) | $ / shares	12.36	3.19
Weighted average exercise price of options exercise (in usd per share) | $ / shares	2.77	2.12
Weighted average exercise price of options forfeited (in usd per share) | $ / shares	6.86	2.46
Weighted average exercise price of options expired (in usd per share) | $ / shares	0	1.26
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 7.05	$ 2.92